Average Annual Total Returns{- Fidelity Series Small Cap Discovery Fund} - 04.30 Fidelity Series Small Cap Discovery Fund Series PRO-09 - Fidelity Series Small Cap Discovery Fund	Fidelity Series Small Cap Discovery Fund Return Before Taxes Past 1 year	Fidelity Series Small Cap Discovery Fund Return Before Taxes Past 5 years	Fidelity Series Small Cap Discovery Fund Return Before Taxes Since Inception		Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Since Inception		Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Past 5 years	RS002 Since Inception
Total	9.64%	10.13%	7.74%	[1]	8.92%	8.80%	6.54%	[1]	6.16%	7.78%	5.91%	[1]	19.96%	13.26%	10.33%	[1]

[1]	(a)From November 7, 2013